Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Debt [Text Block]
11. Debt
Long-term loans, notes and other debt, net of unamortized discount, debt issuance cost and cumulative fair value hedging adjustments, consisted of the following at December 31:

Millions of dollars	2022	2021
Senior Notes due 2024, $1,000 million, 5.75% ($1 million of debt issuance cost)	$774	$773
Senior Notes due 2055, $1,000 million, 4.625% ($15 million of discount; $11 million of debt issuance cost)	974	974
Guaranteed Notes due 2027, $300 million, 8.1%	300	300
Issued by LYB International Finance B.V.:
Guaranteed Notes due 2023, $750 million, 4.0% ($1 million of discount)	424	423
Guaranteed Notes due 2043, $750 million, 5.25% ($19 million of discount; $6 million of debt issuance cost)	725	724
Guaranteed Notes due 2044, $1,000 million, 4.875% ($10 million of discount; $8 million of debt issuance cost)	982	981
Issued by LYB International Finance II B.V.:
Guaranteed Notes due 2026, €500 million, 0.875% ($1 million of discount; $2 million of debt issuance cost)	518	562
Guaranteed Notes due 2027, $1,000 million 3.5% ($2 million of discount; $2 million of debt issuance cost)	587	631
Guaranteed Notes due 2031, €500 million, 1.625% ($4 million of discount; $3 million of debt issuance cost)	516	558
Issued by LYB International Finance III, LLC:
Guaranteed Notes due 2025, $500 million, 1.25% ($1 million of discount; $2 million of debt issuance cost)	475	486
Guaranteed Notes due 2030, $500 million, 3.375% ($1 million of debt issuance cost)	120	143
Guaranteed Notes due 2030, $500 million, 2.25% ($3 million of discount; $4 million of debt issuance cost)	469	490
Guaranteed Notes due 2040, $750 million, 3.375% ($2 million of discount; $7 million of debt issuance cost)	741	741
Guaranteed Notes due 2049, $1,000 million, 4.2% ($14 million of discount; $10 million of debt issuance cost)	976	975
Guaranteed Notes due 2050, $1,000 million, 4.2% ($6 million of discount; $10 million of debt issuance cost)	971	981
Guaranteed Notes due 2051, $1,000 million, 3.625% ($2 million of discount; $11 million of debt issuance cost)	897	986
Guaranteed Notes due 2060, $500 million, 3.8% ($4 million of discount; $6 million of debt issuance cost)	481	490
Other	42	34
Total	10,972	11,252
Less current maturities	(432)	(6)
Long-term debt	$10,540	$11,246
Fair value hedging adjustments associated with the fair value hedge accounting of our fixed-for-floating interest rate swaps for the applicable periods are as follows:

Millions of dollars	Gains (Losses)		Cumulative Fair Value Hedging Adjustments Included in Carrying Amount of Debt
	Year Ended December 31,		December 31,
	2022	2021	2022	2021
Guaranteed Notes due 2025, 1.25%	$12	$2	$14	$2
Guaranteed Notes due 2026, 0.875%	12	3	13	1
Guaranteed Notes due 2027, 3.5%	46	56	—	(46)
Guaranteed Notes due 2030, 3.375%	23	(2)	21	(2)
Guaranteed Notes due 2030, 2.25%	22	2	24	2
Guaranteed Notes due 2031, 1.625%	11	—	11	—
Guaranteed Notes due 2050, 4.2%	10	3	13	3
Guaranteed Notes due 2051, 3.625%	90	—	90	—
Guaranteed Notes due 2060, 3.8%	9	—	9	—
Total	$235	$64	$195	$(40)
Fair value adjustments are recognized in Interest expense in the Consolidated Statements of Income.
Short-term loans, notes and other debt consisted of the following at December 31:

Millions of dollars	2022	2021
U.S. Receivables Facility	$—	$—
Commercial paper	200	204
Precious metal financings	131	155
Other	18	3
Total Short-term debt	$349	$362
Aggregate maturities of debt during the next five years are $782 million in 2023, which includes $425 million that remains outstanding under our 4.0% guaranteed notes due 2023, $789 million in 2024, $503 million in 2025, $536 million in 2026, $892 million in 2027 and $8,182 million thereafter.
Long-Term Debt
Senior Revolving Credit Facility—Our $3,250 million senior unsecured revolving credit facility (the “Senior Revolving Credit Facility”), which expires in November 2026, may be used for dollar and euro denominated borrowings. The facility has a $200 million sub-limit for dollar and euro denominated letters of credit, a $1,000 million uncommitted accordion feature, and supports our commercial paper program. Borrowings under the facility bear interest at either a base rate, LIBOR rate or EURIBOR rate, plus an applicable margin. Additional fees are incurred for the average daily unused commitments. At December 31, 2022, we had no borrowings or letters of credit outstanding and $3,050 million of unused availability under this facility.
The facility contains customary covenants and warranties, including specified restrictions on indebtedness and liens. Additionally, we are required to maintain a maximum leverage ratio (calculated as the ratio of total net funded debt to consolidated earnings before interest, taxes and depreciation and amortization, both as defined in the Amended and Restated Credit Agreement) financial covenant 3.50 to 1.00. In the event an acquisition meeting certain thresholds is consummated we can elect to increase the maximum leverage ratio for each of the first six fiscal quarters ending after such acquisition as indicated in the Amended and Restated Credit Agreement.
Term Loan due 2022—In 2021 we fully repaid the remaining $1,450 million outstanding borrowings under our Term Loan due 2022 which was entered in 2019.
Covenants and Provisions—Our $300 million 8.1% guaranteed notes due 2027, which are guaranteed by LyondellBasell Industries Holdings B.V., a wholly owned subsidiary of LyondellBasell Industries N.V., contain certain restrictions with respect to the level of maximum debt that can be incurred and security that can be granted by certain operating companies that are direct or indirect wholly owned subsidiaries of LyondellBasell Industries Holdings B.V. These notes contain customary provisions for default, including, among others, the non-payment of principal and interest, certain failures to perform or observe obligations under the Agreement on the notes, the occurrence of certain defaults under other indebtedness, failure to pay certain indebtedness and the insolvency or bankruptcy of certain LyondellBasell Industries N.V. subsidiaries.
The indentures governing all other notes contain limited covenants, including those restricting our ability and the ability of our subsidiaries to incur indebtedness secured by significant property or by capital stock of subsidiaries that own significant property, enter into certain sale and lease-back transactions with respect to any significant property or enter into consolidations, mergers or sales of all or substantially all of our assets.
We may redeem some of our notes in whole or in part, prior to their respective maturity dates, at a redemption price equal to the greater of (i) 100% of the principal amount of the notes redeemed and (ii) the sum of the present values of the remaining scheduled payments of principal and interest (discounted at the applicable treasury yield or comparable government bond rate plus their respective basis points) on the notes to be redeemed. Some of our notes may also be redeemed prior to their respective maturity dates, at a redemption price equal to 100% of the principal amount of the notes redeemed plus accrued and unpaid interest. Certain notes are also redeemable upon certain tax events.
Additionally, our Senior Notes due 2024 may be redeemed and repaid, in whole at any time or in part from time to time prior to the date that is 90 days prior to the scheduled maturity date of the notes at a redemption price equal to 100% of the principal amount of the notes redeemed plus a premium for each note redeemed equal to the greater of 1.00% of the then outstanding principal amount of the note and the excess of: (a) the present value at such redemption date of (i) the principal amount of the note at maturity plus (ii) all required interest payments due on the note through maturity (excluding accrued but unpaid interest), computed using a discount rate equal to the Treasury Rate as of such redemption date plus 50 basis points; over (b) the outstanding principal amount of the note. These notes may also be redeemed, in whole or in part, at any time on or after the date which is 90 days prior to the final maturity date of the notes, at a redemption price equal to 100% of the principal amount of the notes redeemed plus accrued and unpaid interest.
As of December 31, 2022, we are in compliance with our debt covenants.
Guaranteed Notes—In June 2021, we redeemed $325 million of the outstanding $750 million 4.0% guaranteed notes due 2023. In conjunction with the partial redemption, we recognized $25 million of debt extinguishment costs which are reflected in Interest expense in the Consolidated Statements of Income. The debt extinguishment costs include $23 million paid for make-whole premiums and non-cash charges of $2 million for the write-off of unamortized debt discount and issuance costs.
In September 2021, we redeemed the entire $500 million outstanding of 2.875% guaranteed notes due 2025. In conjunction with the redemption, we recognized $37 million of debt extinguishment costs which are reflected in Interest expense in the Consolidated Statements of Income. The debt extinguishment costs include $34 million paid for make-whole premiums and non-cash charges of $3 million for the write-off of unamortized debt issuance costs.
In October 2021, we redeemed the entire $650 million outstanding guaranteed floating rate notes due 2023. In conjunction with the redemption, we recognized $3 million of debt extinguishment costs related to the non-cash write-off of unamortized debt issuance costs which are reflected in Interest expense in the Consolidated Statements of Income.
Pursuant to a cash tender offer, in December 2021 we repaid $775 million principal outstanding of our guaranteed notes, comprising $409 million of our $1,000 million 3.5% guaranteed notes due 2027, $358 million of our $500 million 3.375% guaranteed notes due 2030, and $8 million of our $500 million 1.25% guaranteed notes due 2025. In conjunction with the tender offer, we recognized $42 million of debt extinguishment costs which are reflected in Interest expense in the Consolidated Statements of Income. The debt extinguishment costs include $71 million paid for make-whole premiums and non-cash charges of $7 million for the write-off of unamortized debt discount and issuance costs, partially offset by $36 million in gains resulting from the write-off of the cumulative fair value hedge accounting adjustments.
In 2020, in conjunction with the repayment of a portion of the indebtedness outstanding under our Term Loan due 2022 and the redemption of our 1.875% guaranteed notes due 2022, we recognized $23 million of debt extinguishment costs which are reflected in Interest expense in the Consolidated Statements of Income. The debt extinguishment costs include $22 million paid for make-whole premiums and non-cash charges of $2 million for the write-off of unamortized debt discount and issuance costs, partially offset by $1 million in gains resulting from the write-off of the cumulative fair value hedge accounting adjustments.
Senior Notes—Pursuant to a cash tender offer, in December 2021 we repaid $225 million principal outstanding of our $1,000 million 5.75% senior notes due 2024. In conjunction with the tender offer, we recognized $23 million of debt extinguishment costs which are reflected in Interest expense in the Consolidated Statements of Income. The debt extinguishment costs include $22 million paid for make-whole premiums and non-cash charges of $1 million for the write-off of unamortized debt issuance costs.
In 2020, in conjunction with the redemption of our 6% senior notes due 2021, we recognized $46 million of debt extinguishment costs which are reflected in Interest expense in the Consolidated Statements of Income. The debt extinguishment costs include $55 million paid for make-whole premiums and non-cash charges of $2 million for the write-off of unamortized debt discount and issuance costs, partially offset by $11 million in gains resulting from the write-off of the cumulative fair value hedge accounting adjustments.
Short-Term Debt
U.S. Receivables Facility—Our U.S. Receivables Facility, which expires in June 2024, has a purchase limit of $900 million in addition to a $300 million uncommitted accordion feature. This facility provides liquidity through the sale or contribution of trade receivables by certain of our U.S. subsidiaries to a wholly owned, bankruptcy-remote subsidiary on an ongoing basis and without recourse. The bankruptcy-remote subsidiary may then, at its option and subject to a borrowing base of eligible receivables, sell undivided interests in the pool of trade receivables to financial institutions participating in the facility (“Purchasers”). The sale of the undivided interest in the pool of trade receivables is accounted for as a secured borrowing in the Consolidated Balance Sheets. We are responsible for servicing the receivables. We pay variable interest rates on our secured borrowings. Additional fees are incurred for the average daily unused commitments. In the event of liquidation, the bankruptcy-remote subsidiary’s assets will be used to satisfy the claims of the Purchasers prior to any assets or value in the bankruptcy-remote subsidiary becoming available to us. This facility also provides for the issuance of letters of credit up to $200 million. Performance obligations under the facility are guaranteed by LyondellBasell Industries N.V. The term of the facility may be extended in accordance with the terms of the agreement. The facility is also subject to customary warranties and covenants, including limits and reserves and the maintenance of specified financial ratios.
Under the terms of the U.S. Receivable Facility we are required to maintain a maximum leverage ratio consistent with the terms of the Senior Revolving Credit Facility as discussed above. At December 31, 2022, there were no borrowings or letters of credit outstanding and $794 million unused availability under the facility.
Commercial Paper Program—We have a commercial paper program under which we may issue up to $2,500 million of privately placed, unsecured, short-term promissory notes (“commercial paper”). This program is backed by our $3,250 million Senior Revolving Credit Facility. Proceeds from the issuance of commercial paper may be used for general corporate purposes, including dividends and share repurchases. Interest rates on the commercial paper outstanding at December 31, 2022 are based on the terms of the notes and range from 4.3% to 5.0%. At December 31, 2022, we had $200 million of outstanding commercial paper.
Precious Metal Financings—We enter into lease agreements for precious metals which are used in our production processes. Precious metal borrowings are classified as Short-term debt or Long-term debt, other, based on the maturities of the lease agreements.
Weighted Average Interest Rate—At December 31, 2022 and 2021, our weighted average interest rate on outstanding Short-term debt was 3.7% and 0.9%, respectively.
Additional Information
Debt Discount and Issuance Costs—Amortization of debt discount and debt issuance costs resulted in amortization expense of $14 million, $35 million and $21 million for the years ended December 31, 2022, 2021 and 2020, respectively, which is included in Interest expense in the Consolidated Statements of Income.
Other Information—LYB International Finance B.V., LYB International Finance II B.V., LYB International Finance III, LLC and LYB Americas Finance Company LLC (“LYB Finance subsidiaries”) are wholly owned finance subsidiaries of LyondellBasell Industries N.V., as defined in Rule 3-10(b) of Regulation S-X. Any debt securities issued by LYB Finance subsidiaries will be fully and unconditionally guaranteed by LyondellBasell Industries N.V., and no other subsidiaries of LyondellBasell Industries N.V. guarantees these securities. Our unsecured notes rank equally in right of payment to each respective finance subsidiary’s existing and future unsecured indebtedness and to all of LyondellBasell Industries N.V.’s existing and future unsubordinated indebtedness. There are no significant restrictions that would impede LyondellBasell Industries N.V., as guarantor, from obtaining funds by dividend or loan from its subsidiaries.